JPMORGAN TRUST I

JPMorgan Income Funds
JPMorgan Bond Fund
JPMorgan Short Term Bond Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund
Prospectuses dated February 29, 2008
(All Share Classes)

JPMorgan Municipal Funds
JPMorgan Intermediate Tax Free Bond Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMORGAN TRUST II

JPMorgan Income Funds
JPMorgan Core Plus Bond Fund
Prospectus dated June 10, 2009
(Institutional Class Shares)

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
Prospectus dated October 27, 2008
(Class R2 Shares)

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Short Duration Bond Fund
Prospectuses dated July 1, 2008
(All Other Share Classes)

JPMorgan Municipal Funds
JPMorgan Short-Intermediate Municipal Bond Fund
Prospectus dated June 10, 2009
(Institutional Class Shares)

JPMorgan Municipal Funds
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan West Virginia Municipal Bond Fund
Prospectuses dated July 1, 2008
(All Other Share Classes)

Supplement dated June 17, 2009
to the Prospectuses as dated above, and as supplemented

Fund Mergers

At a special meeting of shareholders held June 15, 2009, the shareholders of each of the Acquired Funds listed in the chart below approved the merger of each Acquired Fund into the corresponding Acquiring Fund. The following mergers were approved by shareholders of the Acquired Funds and are expected to close as of the close of business on June 26, 2009.

ACQUIRED FUNDS		ACQUIRING FUNDS
JPMorgan Intermediate Bond Fund	merges with and into	JPMorgan Core Bond Fund
JPMorgan Kentucky Municipal Bond Fund	merges with and into	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan West Virginia Municipal Bond Fund	merges with and into
JPMorgan Tax Aware Short-Intermediate Income Fund	merges with and into	JPMorgan Short-Intermediate Municipal Bond Fund

SUP-CM-609

The shareholder meeting for the following mergers were adjourned until 4:00 p.m. New York time on June 22, 2009 (the “June 22 Meeting”). If approved by the shareholders at the June 22 Meeting, the following mergers are expected to close as of June 26, 2009.

ACQUIRED FUNDS		ACQUIRING FUNDS
JPMorgan Bond Fund	merges with and into	JPMorgan Core Plus Bond Fund
JPMorgan Louisiana Municipal Bond Fund	merges with and into	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan Short Term Bond Fund	merges with and into	JPMorgan Short Duration Bond Fund
JPMorgan Tax Aware Enhanced Income Fund	merges with and into	JPMorgan Short-Intermediate Municipal Bond Fund

Other Matters considered at the June 15, 2009 Shareholder Meeting.

At the shareholder meeting held on June 15, 2009, shareholders also considered a proposal to change the Government Bond Fund’s fundamental investment objective to a new non-fundamental investment objective. Shareholders did not approve the change in investment objective and the Government Bond Fund’s fundamental investment objective will continue to be as follows:

The Fund seeks a high level of current income consistent with liquidity and safety of principal.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE